Insurance Contracts_Life Insurance Premium Reserves And Unearned Premium Reserves Residual Maturitys(Details) - Life insurance - KRW (₩) ₩ in Millions	Dec. 31, 2020	Dec. 31, 2019
KB Life Insurance Co., Ltd.
Description Of Life Insurance Premium Reserves And Unearned Premium Reserves Classified Based On Each Residual Maturity LineItems[Line Items]
Premium reserve	₩ 7,329,738	₩ 6,991,247
KB Life Insurance Co., Ltd. | Up to 3 years
Description Of Life Insurance Premium Reserves And Unearned Premium Reserves Classified Based On Each Residual Maturity LineItems[Line Items]
Premium reserve	739,485	984,945
KB Life Insurance Co., Ltd. | 3-5 years
Description Of Life Insurance Premium Reserves And Unearned Premium Reserves Classified Based On Each Residual Maturity LineItems[Line Items]
Premium reserve	350,639	280,733
KB Life Insurance Co., Ltd. | 5~10 years
Description Of Life Insurance Premium Reserves And Unearned Premium Reserves Classified Based On Each Residual Maturity LineItems[Line Items]
Premium reserve	605,931	665,241
KB Life Insurance Co., Ltd. | 10-15 years
Description Of Life Insurance Premium Reserves And Unearned Premium Reserves Classified Based On Each Residual Maturity LineItems[Line Items]
Premium reserve	412,563	525,699
KB Life Insurance Co., Ltd. | 15-20 years
Description Of Life Insurance Premium Reserves And Unearned Premium Reserves Classified Based On Each Residual Maturity LineItems[Line Items]
Premium reserve	451,074	345,664
KB Life Insurance Co., Ltd. | Over 20 years
Description Of Life Insurance Premium Reserves And Unearned Premium Reserves Classified Based On Each Residual Maturity LineItems[Line Items]
Premium reserve	4,770,046	₩ 4,188,965
Prudential Life Insurance Company of Korea Ltd.
Description Of Life Insurance Premium Reserves And Unearned Premium Reserves Classified Based On Each Residual Maturity LineItems[Line Items]
Premium reserve	13,237,208
Prudential Life Insurance Company of Korea Ltd. | Up to 3 years
Description Of Life Insurance Premium Reserves And Unearned Premium Reserves Classified Based On Each Residual Maturity LineItems[Line Items]
Premium reserve	48,807
Prudential Life Insurance Company of Korea Ltd. | 3-5 years
Description Of Life Insurance Premium Reserves And Unearned Premium Reserves Classified Based On Each Residual Maturity LineItems[Line Items]
Premium reserve	37,502
Prudential Life Insurance Company of Korea Ltd. | 5~10 years
Description Of Life Insurance Premium Reserves And Unearned Premium Reserves Classified Based On Each Residual Maturity LineItems[Line Items]
Premium reserve	139,973
Prudential Life Insurance Company of Korea Ltd. | 10-15 years
Description Of Life Insurance Premium Reserves And Unearned Premium Reserves Classified Based On Each Residual Maturity LineItems[Line Items]
Premium reserve	215,470
Prudential Life Insurance Company of Korea Ltd. | 15-20 years
Description Of Life Insurance Premium Reserves And Unearned Premium Reserves Classified Based On Each Residual Maturity LineItems[Line Items]
Premium reserve	418,684
Prudential Life Insurance Company of Korea Ltd. | Over 20 years
Description Of Life Insurance Premium Reserves And Unearned Premium Reserves Classified Based On Each Residual Maturity LineItems[Line Items]
Premium reserve	₩ 12,376,772